As filed with the Securities and Exchange Commission on June 6, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end March 31, 2024

Date of reporting period: April 1, 2023 – March 31, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

Payson Total
Return Fund
ANNUAL REPORT // March 31, 2024

Payson Total Return Fund
Table of Contents
March 31, 2024
IMPORTANT INFORMATION
An investment in the Fund is subject to risk, including the possible loss of principal. Other Fund risks include equity risk, sector risk, convertible securities risk, debt securities risk, technology sector risk, exchange-
traded funds risk, interest rate risk, credit risk, inflation indexed security risk, U.S. government securities risk, value investment risk, mortgage-related and other asset-backed securities risk, and foreign investments risk. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S., including currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Mortgage-related and other asset-
backed securities risks include extension risk and prepayment risk. In addition, the Fund invests in midcap companies, which pose greater risks than those associated with larger, more established companies. There is no assurance that the Fund will achieve its investment objective.
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 2
Schedule of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statements of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 15
Additional Information (Unaudited) 17

Payson Total Return Fund
A Message to Our Shareholders (Unaudited)
March 31, 2024
1
Dear Payson Total Return Fund Shareholder,
Better-than-expected economic conditions, led by moderating inflation and continued GDP growth, combined with a rapid rise in the value of stocks related to “Artificial Intelligence” (AI) led to a strong year for the Payson Total Return Fund (the “Fund”) and the S&P 500 Index, the Fund’s benchmark. For the past fiscal year ending in March 31, 2024, the Fund generated a total return of 33.2%, outperforming the 29.9%
return posted by the S&P 500 Index.
The US economy remained resilient, propped up by strong consumer spending and industrial demand, despite the dampening effects of higher interest rates. More surprisingly, however, inflation continued to moderate, despite increased spending and tight labor markets. Expectations of an economic “soft landing”
or “no landing” increased as inflation remained well contained, and as US economic growth remained stable.
These better-than-expected economic conditions, combined with the aforementioned advance in AI stocks, led to the meaningful gains registered by the Index.
While the headline return of the S&P 500 Index is impressive, it obscures what was a bifurcated market over the last year. A substantial amount of the Index’s gain was due to a handful of very large cap stocks, largely in the technology sector. The common theme among these winners was their perceived relevance to the AI theme. Towards the end of the year, however, the market advance began to broaden, providing a lift to medium and smaller-sized companies.
With respect to relative performance, the Fund’s higher-than-benchmark exposure to information technology stocks continued to add positively to performance. Specifically, both Broadcom and Lam Research ranked in the top five for positive contributors and the Fund continues to hold these two stocks. This was partially offset by the Fund’s holdings in the Healthcare and Financials sectors which, in the aggregate, detracted from results.
As a practice, the Fund managers spend very little time speculating on what may happen with inflation, interest rates and economic growth – variables which are out of their control. Instead, the Fund’s managers remain committed to constructing and maintaining a portfolio of what they believe are attractively-valued companies that, collectively, have superior characteristics to the Index. The managers seek to invest in high quality companies, with “quality” defined as high and sustainable margins, strong and growing cash flows, and shareholder-friendly uses of cash--such as share buybacks and dividend payments.
Looking ahead, it is important to note that market expectations around inflation and interest rates have changed meaningfully since the turn of the year. Recently, the rate of the decline in inflation has been below what the market has anticipated, pushing investors to expect interest rates to stay elevated longer. The prospect of higher rates has also increased investors’ concerns over a potential moderation in US economic growth. At the same time, valuations in the stock market are generally above long-term averages, providing less of a cushion to stocks should economic conditions weaken. As such, the Fund managers are, at the margin, cautious, but remain, as always, committed to the disciplined, company-by-company approach that has produced long-term competitive returns for its investors.

Payson Total Return Fund
Performance Chart and Analysis (Unaudited)
March 31, 2024
2
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Payson Total Return Fund (the “Fund”) compared with the performance of the benchmark, S&P 500 Index (the “S&P
500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income.
The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Payson Total Return Fund vs. S&P 500® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 805-8258. As stated in the
Fund’s prospectus, the annual operating expense ratio (gross) is 0.82%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are an average annual.
Average Annual Total Returns
Periods Ended March 31, 2024 One Year Five Year Ten Year
Payson Total Return Fund 33.16% 16.54% 12.57%
S&P 500® Index 29.88% 15.05% 12.96%

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
March 31, 2024
See Notes to Financial Statements.
3
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 98.5%
Consumer Discretionary - 6.6%
2,664 AutoZone, Inc. (a) $ 8,395,996
21,617 Lowe's Cos., Inc. 5,506,498
10,900 The Home Depot, Inc. 4,181,240
18,083,734
Consumer Staples - 2.2%
10,325 Thermo Fisher Scientific, Inc. 6,000,993
Energy - 3.5%
34,202 Chevron Corp. 5,395,024
20,680 Marathon Petroleum Corp. 4,167,020
9,562,044
Financials - 12.2%
8,328 Aon PLC, Class A 2,779,220
12,630 Berkshire Hathaway, Inc.,
Class B (a) 5,311,168
26,630 LPL Financial Holdings, Inc. 7,035,646
18,403 Mastercard, Inc., Class A 8,862,333
33,616 Visa, Inc., Class A 9,381,553
33,369,920
Health Care - 10.9%
43,035 AbbVie, Inc. 7,836,673
30,477 Amgen, Inc. 8,665,221
80,660 CVS Health Corp. 6,433,441
25,730 Johnson & Johnson 4,070,229
5,830 UnitedHealth Group, Inc. 2,884,101
29,889,665
Industrials - 9.4%
47,863 AMETEK, Inc. 8,754,143
33,698 L3Harris Technologies, Inc. 7,181,044
10,700 Norfolk Southern Corp. 2,727,109
109,950 Terex Corp. 7,080,780
25,743,076
Information Technology - 53.7%
18,233 Accenture PLC, Class A 6,319,740
15,333 Adobe, Inc. (a) 7,737,032
122,580 Alphabet, Inc., Class A (a) 18,500,999
78,647 Apple, Inc. 13,486,388
Shares Security Description Value
Information Technology - 53.7% (continued)
12,114 Broadcom, Inc. $ 16,056,017
38,293 CDW Corp. 9,794,584
251,960 HP, Inc. 7,614,231
9,632 Lam Research Corp. 9,358,162
24,945 Meta Platforms, Inc., Class A 12,112,793
24,820 Microsoft Corp. 10,442,270
16,857 NVIDIA Corp. 15,231,311
32,785 NXP Semiconductors NV 8,123,139
15,590 Texas Instruments, Inc. 2,715,934
38,688 WEX, Inc. (a) 9,189,561
146,682,161
Total Common Stock (Cost $158,327,389) 269,331,593
Shares Security Description Value
Exchange Traded Fund - 0.9%
40,000 SPDR Portfolio S&P
500 ETF
(Cost $2,319,652) 2,461,200
Investments, at value - 99.4% (Cost
$160,647,041) $ 271,792,793
Other Assets & Liabilities, Net - 0.6% 1,720,562
Net Assets - 100.0% $ 273,513,355
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
March 31, 2024
See Notes to Financial Statements.
4
The Level 1 value displayed in this table is Common Stock and an
Exchange Traded Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 271,792,793
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 271,792,793
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Consumer Discretionary 6.6%
Consumer Staples 2.2%
Energy 3.5%
Financials 12.3%
Health Care 11.0%
Industrials 9.5%
Information Technology 54.0%
Exchange Traded Fund 0.9%
100.0%

Payson Total Return Fund
Statement of Assets and Liabilities
March 31, 2024
See Notes to Financial Statements.
5
ASSETS
Investments, at value (Cost $160,647,041) $ 271,792,793
Cash 2,305,120
Receivables:
Fund shares sold 91,840
Dividends and interest 147,112
Prepaid expenses 11,591
Total Assets
274,348,456
LIABILITIES
Payables:
Fund shares redeemed 485,341
Distributions payable 121,463
Accrued Liabilities:
Investment adviser fees 136,903
Fund services fees 27,877
Other expenses 63,517
Total Liabilities
835,101
NET ASSETS
$ 273,513,355
COMPONENTS OF NET ASSETS
Paid-in capital $ 145,613,852
Distributable Earnings 127,899,503
NET ASSETS
$ 273,513,355
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 8,518,271
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 32.11

Payson Total Return Fund
Statement of Operations
YEAR ENDED MARCH 31, 2024
See Notes to Financial Statements.
6
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $19,888) $ 3,423,865
Interest income 224,302
Total Investment Income
3,648,167
EXPENSES
Investment adviser fees 1,524,202
Fund services fees 334,528
Custodian fees 27,488
Registration fees 25,025
Professional fees 60,327
Trustees' fees and expenses 12,543
Other expenses 83,155
Total Expenses 2,067,268
NET INVESTMENT INCOME
1,580,899
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 21,540,319
Net change in unrealized appreciation (depreciation) on investments
48,081,775
NET REALIZED AND UNREALIZED GAIN
69,622,094
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 71,202,993

Payson Total Return Fund
Statements of Changes in Net Assets
See Notes to Financial Statements.
7
For the Years Ended March 31,
2024 2023
OPERATIONS
Net investment income $ 1,580,899 $ 2,863,256
Net realized gain 21,540,319 1,585,856
Net change in unrealized appreciation (depreciation) 48,081,775 (21,276,307)
Increase (Decrease) in Net Assets Resulting from Operations
71,202,993 (16,827,195)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(6,169,607) (6,059,082)
CAPITAL SHARE TRANSACTIONS
Sale of shares 42,235,533 79,389,467
Reinvestment of distributions 5,574,275 4,924,970
Redemption of shares
(77,745,174) (45,357,046)
Increase (Decrease) in Net Assets from Capital Share Transactions
(29,935,366) 38,957,391
Increase in Net Assets
35,098,020 16,071,114
NET ASSETS
Beginning of Year
238,415,335 222,344,221
End of Year
$ 273,513,355 $ 238,415,335
SHARE TRANSACTIONS
Sale of shares 1,494,450 3,211,535
Reinvestment of distributions 198,090 199,667
Redemption of shares
(2,806,667) (1,865,222)
Increase (Decrease) in Shares
(1,114,127) 1,545,980

Payson Total Return Fund
Financial Highlights
See Notes to Financial Statements.
8
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended March 31,
2024 2023 2022 2021 2020
NET ASSET VALUE, Beginning of Year
$ 24.75 $ 27.50 $ 27.20 $ 18.17 $ 19.37
INVESTMENT OPERATIONS
Net investment income (a) 0.17 0.29 0.14 0.17 0.15
Net realized and unrealized gain (loss)
7.93 (2.45) 3.92 10.75 (1.20)
Total from Investment Operations
8.10 (2.16) 4.06 10.92 (1.05)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.18) (0.28) (0.14) (0.17) (0.15)
Net realized gain
(0.56) (0.31) (3.62) (1.72) –
Total Distributions to Shareholders
(0.74) (0.59) (3.76) (1.89) (0.15)
NET ASSET VALUE, End of Year
$ 32.11 $ 24.75 $ 27.50 $ 27.20 $ 18.17
TOTAL RETURN
33.16% (7.81)% 14.82% 61.37% (5.48)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 273,513 $ 238,415 $ 222,344 $ 170,824 $ 104,475
Ratios to Average Net Assets:
Net investment income 0.62% 1.17% 0.50% 0.72% 0.74%
Net expenses 0.81% 0.82% 0.82% 0.85% 0.86%
PORTFOLIO TURNOVER RATE 65% 51% 87% 64% 25%
(a) Calculated based on average shares outstanding during each year.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2024
9
Note 1. Organization
The Payson Total Return Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on November 25, 1991. The Fund seeks a combination of high current income and capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment
Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser, as defined in Note 4, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair

Payson Total Return Fund
Notes to Financial Statements
March 31, 2024
10
value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2024, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2024
11
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and net foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s statement of assets and liabilities.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of March 31, 2024, the Fund had $2,055,120 at U.S. BANK, N.A. that exceeded the FDIC insurance limit.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2024
12
Note 4. Fees and Expenses
Investment Adviser – H.M. Payson & Co. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.60% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the
Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended March 31, 2024 were $162,913,533 and $198,186,320, respectively.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2024
13
Note 6. Federal Income Tax
As of March 31, 2024, the cost of investments for federal income tax purposes is $160,647,041 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of March 31, 2024 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to treatment of distributions payable.
Note 7. Technology Sector Risk
The Fund invests a significant portion of its assets in the information technology sector. Investments in information technology companies are vulnerable to factors affecting the technology sector, such as dependency on consumer and business acceptance as new technology evolves, large and rapid price movements resulting from competition, rapid obsolescence of products and services and short product cycles. Many information technology companies are small and at an earlier stage of development and, therefore, may be subject to risks such as those arising out of limited product lines, markets and financial and managerial resources.
Gross Unrealized Appreciation
$ 111,307,040
Gross Unrealized Depreciation
(161,288)
Net Unrealized Appreciation
$ 111,145,752
2024 2023
Ordinary Income $ 1,777,855 $ 2,742,855
Long-Term Capital Gain 4,560,823 3,195,763
$ 6,338,678 $ 5,938,618
Undistributed Ordinary Income
$ 781,612
Undistributed Long-Term Gain
16,093,602
Net Unrealized Appreciation
111,145,752
Other Temporary Differences
(121,463)
Total
$ 127,899,503

Payson Total Return Fund
Notes to Financial Statements
March 31, 2024
14
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.

Report of Independent Registered Public Accounting Firm
15
To the Shareholders of Payson Total Return Fund
and Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Payson Total Return Fund (the “Fund”), a series of Forum Funds, as of March 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended March 31, 2022, and prior, were audited by other auditors whose report dated May 25, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Report of Independent Registered Public Accounting Firm
16
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 28, 2024

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2024
17
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 805-
8258 and on the SEC website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 805-8258 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at
www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2024
18
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The Fund designates 100.00 % of its income dividend distributed as qualifying for the corporate dividends received deduction (DRD) and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11)
of the Code. The Fund also designates 7.36 % as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Fund paid long-term capital gain dividends of $4,560,823.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. The Fund’s Statement of Additional Information includes additional information about the
Trustees and is available, without charge and upon request, by calling (800) 805-8258.
Beginning
Account Value
October 1, 2023
Ending
Account Value
March 31, 2024
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,233.47 $ 4.58 0.82%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.90 $ 4.14 0.82%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2024
19
(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since
2011 and
Chairman
since 2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008;
Senior Vice President & General
Counsel, American Century
Companies (an investment
management firm) 1998-2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee;
Chairman of the
Audit Committee
Since 2018 Independent consultant providing
interim CFO services, principally
to non-profit organizations,
2011-2017, and since 2023;
Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) 2017-
2021.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser)
1996-2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services
2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2024
20
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money
Laundering Compliance
Officer; Identity Theft
Prevention Officer
President and Principal
Executive Officer since
2023; Anti-Money
Laundering Compliance
Officer and Identity Theft
Prevention Officer since
2014
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Chief Compliance
Officer 2008-2016 and
2021-current
Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

800 805 8258 // hmpayson.com
FOR MORE INFORMATION
Payson Total Return Fund
P.O. Box 588
Portland, Maine 04112
(800) 805-8258 (toll free)
www.hmpayson.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
Investment Company Act File No. 811-03023
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
800 805 8258 // hmpayson.com
230-ANR-0324

Beck Mack + Oliver LLC
Annual Report
March 31, 2024
Beck Mack + Oliver Partners Fund

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2024
1
Dear Fellow Shareholder:
The Beck Mack + Oliver Partners Fund (the “Partners Fund”) returned +39.48% net of fees and expenses for the fiscal year ended March 31, 2024 (the “Fiscal Year”), resulting in a net asset value of $24.15 per share. By comparison, during the
Fiscal Year, the S&P 500 Index (the “S&P 500”), which is the Partners Fund’s principal benchmark, returned +29.88%.
Performance Update
We were pleased with the performance of the Partners Fund during the Fiscal Year. Not only did the Partners Fund outperform the S&P 500 by a significant margin, but the strong performance was broad-based, with 17 out of 27 stocks in the portfolio having outperformed the S&P 500. Moreover, these outperformers included both some of the largest positions, such as Apollo Global Management, Blackstone, and Microsoft Corp., as well newer investments, such as Ferguson PLC,
Zurn Elkay Water Solutions, and Rush Enterprises.
As of March 31, 2024, the Partners Fund had outperformed the S&P 500 over the prior one-, three-, and five-year periods.
Largest Positive & Negative Contributors
The table below indicates the largest positive and negative contributors to investment performance as well as the total returns of the respective securities during the Fiscal Year.
1
The Partners Fund has had a multiyear investment in the alternative asset managers Apollo Global Management and
Blackstone. We believe that these two businesses benefit from their global scale, multi-decade track record of generating superior investment results, best-in-class fundraising and distribution, and excellent management, all of which have contributed to ongoing growth in fee-related earnings. In our opinion, the strong total returns during the Fiscal Year are attributable to solid growth in assets under management and fee-related earnings as well as to the growing recognition that the broader alternative asset management industry, and these two companies in particular, are benefiting from favorable long-term trends regarding how capital and wealth are invested across the globe.
The Partners Fund has also had a multiyear investment in Alphabet, whose businesses include Google search, YouTube,
Google cloud, the Android operating system, and the Play app store, and many others. During the Fiscal Year, Alphabet’s
1
Contribution refers to how much the position contributed to, or detracted from, the Partners Fund’s investment performance during the Fiscal Year.
Total return refers to the security’s total return during the entire Fiscal Year.
Largest Positive Contributors Largest Negative Contributors
Position Contribution Total Return Position Contribution Total Return
Apollo Global Management +2.66% +81.80% Warner Bros. Discovery -1.12% -42.19%
Blackstone +1.45% +54.58% Waters Corp. -0.20% +1.17%
Alphabet +0.62% +46.40% Laboratory Corp. of America
Holdings
-0.16% +12.35%

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2024
2
stock reacted favorably to accelerating revenue growth across most of its key franchises. Over the next several years, we expect Alphabet to invest substantial sums in technical infrastructure related to artificial intelligence, which we in turn expect to have a large impact on virtually all of Alphabet’s businesses. In light of the large net cash position on the balance sheet and the company’s ability to generate significant amounts of cash flow, we view Alphabet’s ability to invest behind artificial intelligence as an important competitive advantage.
We have discussed our investment in Warner Bros. Discovery in recent shareholder letters, including in the most recent semi-annual letter, which corresponded to the period ended September 30, 2023 (the “September 2023 Letter”). While
we have been pleased with the company’s integration of the WarnerMedia acquisition, realization of synergies, and the rapid paydown of debt, ongoing challenges in the company’s linear network business have offset these positive trends with respect to the share price. We believe that Warner Bros. Discovery remains a deeply undervalued stock and that ongoing deleveraging will create further equity value, but our patience for this investment is not unlimited.
The healthcare sector overall meaningfully underperformed the S&P 500 during the Fiscal Year, which provides context for the performance of our investments in Waters Corp. (Waters) and Laboratory Corp. of America Holdings (“Labcorp”).
In the case of Waters, the company has historically generated a double-digit percentage of its revenue in China, whose life sciences market has been under stress over the past year or so. There are some indications of improvement in the Chinese market, and we have been satisfied with the performance of Waters’s business otherwise. In the case of Labcorp, it spun off much of its erstwhile drug development segment in July 2023, which simplifies the company, which is now more heavily concentrated in the clinical lab industry. We are favorably disposed towards Labcorp’s core clinical lab business given its steady volume growth, favorable price/mix trends, consolidation opportunities, and capital generation.
New & Exited Positions
The table below indicates the two new positions that were initiated and the three positions that were exited during the Fiscal
Year.
We discussed our new investments in Fortrea Holdings and Rush Enterprises in the September 2023 Letter. We have been pleased with the performance of both businesses since inception, and our respective investment theses remain intact.
We also discussed our exits from Advance Drainage Systems and Teva Pharmaceuticals in the September 2023 Letter.
Tricon Residential is a single-family rental business in which we initiated an investment in the fiscal year ended March 31,
2022. In January 2024, Tricon announced that it would be acquired by entities affiliated with Blackstone at a premium of
30% to its share price at the time. While we believe that Tricon would have continued to grow its intrinsic value at attractive rates as an independent company, the acquisition announcement led to a rapid rise in Tricon’s share price and the exit freed up capital to be deployed elsewhere in the portfolio.
New Positions Exited Positions
Fortrea Holdings Advanced Drainage Systems
Rush Enterprises Teva Pharmaceuticals
Tricon Residential

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2024
3
Other Portfolio Observations
As of the end of the Fiscal Year, the Partners Fund held 25 equity positions, with the 10 largest positions representing 57.6%
of net assets. This compares to 26 equity positions, with the 10 largest positions representing 55.6% of net assets, as of
March 31, 2023.
As of the end of the Fiscal Year, the largest sector exposures were financials (42.9% of net assets), healthcare (15.6%), and industrials (15.6%), and cash represented approximately 1% of net assets.
As of the end of the Fiscal Year, the Partners Fund had an estimated net capital loss carryforward of approximately $10.1 million, or approximately $3.47 per share. We regard this carryforward as a potentially significant source a future value for the Partners Fund’s shareholders, as it may be utilized to offset future realized capital gains.
Outlook & Conclusion
The S&P 500 underwent a substantial rally during the latter half of the Fiscal Year, as the underlying economy and overall corporate earnings proved to be stronger and more resilient than many had anticipated 12-18 months ago. One illustration of this strength is the labor market, where there has been steady growth in the number of jobs, the unemployment rate remains low, and the number of job openings continues to exceed the number of unemployed people.
During this period of ongoing economic expansion, the equity market has been characterized by the outperformance of large stocks over small and the outperformance of technology over other sectors. The three most recent new investments in the
Partners Fund—Fortrea Holdings, Rush Enterprises, and Zurn Elkay Water Solutions—have had market caps of between
$3 billion and $5 billion at inception. While the valuations of the largest companies have generally expanded, we have identified more compelling opportunities among small and mid-sized businesses.
Recently, what had been a trend of progressively lower inflation has seemingly stalled out, which may indicate that interest rates will stay higher for longer. As it relates to the Partners Fund’s portfolio, we believe that our businesses by and large can thrive in such an environment, as many of them enjoy pricing power, have strong balance sheets, and allocate capital wisely.
Thank you for your support.
Yours sincerely,
John C. Ellis Richard C. Fitzgerald

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2024
4
Appendix: Historical Performance
Total returns for the Partners Fund and the S&P 500 for the periods ended March 31, 2024, were as follows:
Performance data quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. As stated in the current prospectus, the Partners Fund’s annual operating expense ratio (gross) is 1.68%. However, the Partners Fund’s adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.00% through at least July 31, 2024; otherwise performance shown would have been lower. For the most recent month-end performance, please call (800) 943-6786. Returns greater than one year are annualized.
IMPORTANT RISKS AND DISCLOSURE:
There is no assurance that the Partners Fund will achieve its investment objective. An investment in the Partners Fund is subject to risk, including the possible loss of principal amount invested. The risks associated with the Partners Fund include: equity and convertible securities risk, financials sector risk, foreign securities risk, management risk, fixed income securities risk, noninvestment grade securities risk, liquidity risk, non-diversification risk, and business development risk.
The Partners Fund may invest in small and mid-sized capitalization companies, and such companies may carry greater risk than is customarily associated with larger companies for various reasons, such as narrower markets, limited financial resources, and less liquid stock. The Partners Fund may invest in large capitalization companies, and such companies may underperform other segments of the market for various reasons, such as lower responsiveness to competitive challenges or opportunities and an inability to attain high growth rates during periods of economic expansion.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total returns of the S&P 500 Index and of the Partners Fund include the reinvestment of dividends and income. The total return of the Partners Fund includes operating expenses that reduce returns, while the total return of the S&P 500 Index does not include expenses. The Partners Fund is professionally managed while the S&P
500 Index is unmanaged and is not available for investment. It is not possible to invest directly in an index.
This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change. The views in this report were those of the Partners Fund managers as of March 31, 2024, and may not reflect their views on the date this report is first published or any time thereafter.
These views are intended to assist shareholders in understanding their investment in the Partners Fund and do not constitute investment advice.
On December 1, 2009, a limited partnership managed by the adviser reorganized into the Partners Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent
Annualized Returns
One Year Three Years Five Years Ten Years
Since Inception
April 19, 1991
Partners Fund +39.48% +12.95% +16.78% +8.00% +9.42%
S&P 500 +29.88% +11.49% +15.05% +12.96% +10.45%

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2024
5
to those of the Partners Fund. The Partners Fund’s performance for the periods before December 1, 2009, is that of the limited partnership and includes the expenses of the limited partnership, which were lower than the Partners Fund’s current expenses, except for 2008 where the expenses of the limited partnership were higher. The performance prior to December
1, 2009, is based on calculations that are different from the standardized method of calculations by the SEC. If the limited partnership’s performance had been readjusted to reflect the estimated expenses of the Partners Fund for its first Fiscal Year, the performance would have been lower. The limited partnership was not registered under the Investment Company Act of
1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.
Fund holdings and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk. For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

Beck Mack + Oliver Partners Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2024
6
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Beck Mack +
Oliver Partners Fund (the “Fund”) compared with the performance of the benchmark, S&P 500® Index (the “S&P 500”), over the past 10 fiscal years. The
S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of a $10,000 Investment
Beck Mack + Oliver Partners Fund vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 943-6786. As stated in the Fund’s prospectus, the annual operating expense ratio
(gross) is 1.68%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to 1.00%, through at least July 31, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended March 31, 2024 One Year Five Year Ten Year
Beck Mack + Oliver Partners Fund 39.48% 16.78% 8.00%
S&P 500® Index 29.88% 15.05% 12.96%

Beck Mack + Oliver Partners Fund
PORTFOLIO PROFILE (Unaudited)
March 31, 2024
7
PORTFOLIO HOLDINGS
% of Total Investments

Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2024
8
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table includes Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 98.8%
Communication Services - 7.4%
26,000 Alphabet, Inc., Class C
(a)
$ 3,958,760
140,000 Warner Bros Discovery, Inc.
(a)
1,222,200
5,180,960
Consumer Discretionary - 3.7%
12,000 Hilton Worldwide Holdings, Inc. 2,559,720
Energy - 2.9%
70,000 Enterprise Products Partners LP 2,042,600
Financials - 42.9%
51,000 Apollo Global Management, Inc. 5,734,950
13,000 Arthur J Gallagher & Co. 3,250,520
37,000 Blackstone, Inc., Class A 4,860,690
6,000 Credit Acceptance Corp.
(a)
3,309,300
12,000 Enstar Group, Ltd.
(a)
3,729,120
23,000 Fiserv, Inc.
(a)
3,675,860
8,000 JPMorgan Chase & Co. 1,602,400
2,700 Mastercard, Inc., Class A 1,300,239
35,000 The Charles Schwab Corp. 2,531,900
29,994,979
Health Care - 15.6%
11,000 Abbott Laboratories 1,250,260
50,000 Fortrea Holdings, Inc.
(a)
2,007,000
10,000 Laboratory Corp. of America
Holdings 2,184,600
80,000 RadNet, Inc.
(a)
3,892,800
4,500 Waters Corp.
(a)
1,549,035
10,883,695
Industrials - 15.6%
48,000 Ashtead Group PLC 3,474,240
12,000 Ferguson PLC 2,621,160
40,000 Rush Enterprises, Inc., Class A 2,140,800
80,000 Zurn Elkay Water Solutions Corp. 2,677,600
10,913,800
Information Technology - 8.5%
16,000 CoStar Group, Inc.
(a)
1,545,600
10,500 Microsoft Corp. 4,417,560
5,963,160
Materials - 2.2%
4,500 The Sherwin-Williams Co. 1,562,985
Total Common Stock (Cost $33,705,249) 69,101,899
Shares Security Description Value
Money Market Fund - 1.1%
793,786 First American
Government Obligations
Fund, Class X, 5.24%
(b)
(Cost $793,786) 793,786
Shares Security Description Value
Investments, at value - 99.9% (Cost $34,499,035) $ 69,895,685
Other Assets & Liabilities, Net - 0.1% 57,419
Net Assets - 100.0% $ 69,953,104
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2024.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 69,895,685
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 69,895,685

Beck Mack + Oliver Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024
9
See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $34,499,035) $ 69,895,685
Receivables:
Fund shares sold 118,180
Dividends 13,522
Prepaid expenses 9,870
Total Assets
70,037,257
LIABILITIES
Accrued Liabilities:
Investment adviser fees 31,425
Fund services fees 15,057
Other expenses 37,671
Total Liabilities
84,153
NET ASSETS
$ 69,953,104
COMPONENTS OF NET ASSETS
Paid-in capital $ 43,369,076
Distributable Earnings 26,584,028
NET ASSETS
$ 69,953,104
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,896,837
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 24.15

Beck Mack + Oliver Partners Fund
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2024
10
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $3,393) $ 715,834
Total Investment Income
715,834
EXPENSES
Investment adviser fees 575,340
Fund services fees 180,594
Custodian fees 10,185
Registration fees 21,875
Professional fees 47,075
Trustees' fees and expenses 7,287
Other expenses 85,683
Total Expenses 928,039
Fees waived
(352,698)
Net Expenses
575,341
NET INVESTMENT INCOME
140,493
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on:
Investments
843,201
Foreign currency transactions
99
Net realized gain
843,300
Net change in unrealized appreciation (depreciation) on investments
18,659,531
NET REALIZED AND UNREALIZED GAIN
19,502,831
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 19,643,324

Beck Mack + Oliver Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS
11
See Notes to Financial Statements.
For the Years Ended March 31,
2024 2023
OPERATIONS
Net investment income $ 140,493 $ 222,006
Net realized gain (loss) 843,300 (2,736,783)
Net change in unrealized appreciation (depreciation) 18,659,531 (4,496,538)
Increase (Decrease) in Net Assets Resulting from Operations
19,643,324 (7,011,315)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(18,051) (17,575)
CAPITAL SHARE TRANSACTIONS
Sale of shares 3,241,525 2,249,501
Reinvestment of distributions 16,939 16,536
Redemption of shares
(2,894,218) (4,758,998)
Redemption fees
119 2,132
Increase (Decrease) in Net Assets from Capital Share Transactions
364,365 (2,490,829)
Increase (Decrease) in Net Assets
19,989,638 (9,519,719)
NET ASSETS
Beginning of Year
49,963,466 59,483,185
End of Year
$ 69,953,104 $ 49,963,466
SHARE TRANSACTIONS
Sale of shares 155,197 129,698
Reinvestment of distributions 775 1,000
Redemption of shares
(143,945) (268,263)
Increase (Decrease) in Shares
12,027 (137,565)

Beck Mack + Oliver Partners Fund
FINANCIAL HIGHLIGHTS
12
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended March 31,
2024 2023 2022 2021 2020
NET ASSET VALUE, Beginning of Year
$ 17.32 $ 19.68 $ 16.77 $ 9.27 $ 11.24
INVESTMENT OPERATIONS
Net investment income (a) 0.05 0.08 0.06 0.10 0.12
Net realized and unrealized gain (loss)
6.79 (2.43) 2.84 7.48 (2.03)
Total from Investment Operations
6.84 (2.35) 2.90 7.58 (1.91)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.01) (0.01) – (0.08) (0.06)
Total Distributions to Shareholders
(0.01) (0.01) – (0.08) (0.06)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.01 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 24.15 $ 17.32 $ 19.68 $ 16.77 $ 9.27
TOTAL RETURN
39.48% (11.96)% 17.35% 81.97% (17.17)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 69,953 $ 49,963 $ 59,483 $ 47,464 $ 27,161
Ratios to Average Net Assets:
Net investment income 0.24% 0.44% 0.30% 0.82% 1.01%
Net expenses 1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses (c) 1.61% 1.68% 1.58% 1.86% 1.80%
PORTFOLIO TURNOVER RATE 9% 11% 15% 18% 10%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2024
13
Note 1. Organization
The Beck Mack + Oliver Partners Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 1,
2009, after it acquired the net assets of BMO Partners Fund, L.P. (the “Partnership”), in exchange for Fund shares. The
Partnership commenced operations in 1991. The Fund seeks long-term capital appreciation with the preservation of capital.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of non-exchange traded open-end mutual funds are valued at net asset value
(“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2024
14
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2024, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2024
15
capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal
Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2024, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Adviser – Beck Mack + Oliver LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of
1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA
Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.
The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the
Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC
(d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2024
16
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses ) to 1.00% , through at least at least July 31, 2024. During the year ended March 31, 2024, fees waived were $352,698.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended March 31, 2024 were $5,185,540 and $5,252,046, respectively.
Note 6. Federal Income Tax
As of March 31, 2024, the cost of investments for federal income tax purposes is $33,221,816 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of March 31, 2024, distributable earnings (accumulated loss) on a tax basis were as follows:
Gross Unrealized Appreciation
$ 38,662,571
Gross Unrealized Depreciation
(1,988,702)
Net Unrealized Appreciation
$ 36,673,869
Ordinary Income
2024 $ 18,051
2023 17,575
Capital and Other Losses
$ (10,089,841)
Net Unrealized Appreciation
36,673,869
Total
$ 26,584,028

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2024
17
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to partnerships, wash sales and return of capital on equity securities.
For tax purposes, the prior year late year ordinary loss was $33,561 (realized during the period January 1, 2024 through
March 31, 2024). This loss was recognized for tax purposes on the first business day of the Fund’s current fiscal year, April
1, 2024.
As of March 31, 2024, the Fund had $4,762,887 of available short-term capital loss carryforwards and $5,293,393 of available long-term capital loss carryforwards that have no expiration date.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended March 31, 2024 . The following reclassification was the result of net operating losses and investments in partnerships and has no impact on the net assets of the Fund.
Note 7. Financials Sector Risk
The Fund invests a significant portion of its assets in the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financials sector as a whole cannot be predicted.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Distributable Earnings $ 36,081
Paid-in-Capital (36,081)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
18
To the Shareholders of Beck Mack + Oliver Partners Fund and
Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Beck Mack
+ Oliver Partners Fund (the “Fund”), a series of Forum Funds, as of March 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2024, the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial highlights for the years ended March 31, 2022, and prior, were audited by other auditors whose report dated May 25, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
Cohen & Company, Ltd.
We have served as the auditor of one or more of the Funds in the Forum Funds since 2023.
Philadelphia, Pennsylvania
May 28, 2024

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2024
19
Investment Advisory Agreement Approval
At the March 14, 2024 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the
Board received an oral presentation from the Adviser, and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the
Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fees enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from representatives of the Adviser, and a discussion with the Adviser regarding the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser who had historically had and, separately, who going forward would have, principal responsibility for the Fund’s investments. The Board also considered the investment philosophy and decision-making processes of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the Adviser has the operational capability and the necessary staffing and experience to continue providing high-
quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent, and quality of services provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund outperformed the
S&P 500 Index, the Fund’s primary benchmark index, for the one-, three-, and five-year periods ended December 31, 2023, and underperformed the primary benchmark index for the 10-year period ended December 31, 2023, and for the period since the Partners Fund’s inception on April 19, 1991. The Board also considered the Fund’s performance relative to an

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2024
20
independent peer group identified by Strategic Insight, Inc. (“Strategic Insight Peers”) as having characteristics similar to those of the Fund. The Board observed that the Fund outperformed the average of its Strategic Insight Peers for the one-, three-, and five-year periods ended December 31, 2023, and underperformed the average of its Strategic Insight Peers for the 10-year period ended December 31, 2023. Noting the Adviser’s representation that the Strategic Insight Peers were not the most apt comparison for the Fund, the Board also considered the performance of the Fund as compared to a group of mutual funds identified by the Adviser as being more representative of the Fund’s investment strategy than the Strategic
Insight Peers (the “Adviser Peers”). The Board observed that the Fund outperformed the average and median of the Adviser
Peers for the one-, three-, and five-year period ended December 31, 2023.
The Board considered the Adviser’s representation that the Fund’s outperformance over recent periods relative to the benchmark index could be attributed, in part, to stock selection. The Board considered the Adviser’s representation that
Fund’s relative underperformance over the 10-year period was partially a function of the Fund’s underperformance during the fourth quarter of calendar year 2018, which had a disproportionate effect on the Fund’s longer-term performance, as well as the Fund’s underperformance during 2014 and 2015.
In consideration of the Adviser’s investment style and the foregoing performance information, among other considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the
Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on net advisory fee rates and net expense ratios in the Fund’s Strategic Insight Peers. The Board observed that the Adviser’s net advisory fee rate and net total expense ratio were each in line with the median of the Strategic Insight Peer group. The Board also noted the Adviser’s representation that the contractual advisory fee rate charged to the Fund was consistent with the fee charged by the Adviser to its separately managed accounts with comparable investment strategies and levels of assets under management. Based on the foregoing, among other relevant factors, the Board concluded that the
Adviser’s advisory fee rate charged to the Fund was reasonable.
Costs of Services and Profitability
The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the costs and profitability of its mutual fund activities. The Board considered also the Adviser’s representation that the Adviser does not conduct a formal, comprehensive cost allocation with respect to its mutual fund activities and separately managed accounts but that the Adviser believed that the Fund was comparatively less profitable than the Adviser’s separately managed accounts as a result of the low level of the Fund’s assets, costs incurred in connection with regulatory compliance applicable to registered investment companies, and the expense cap currently in place. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to the management of the Fund were reasonable.

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2024
21
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. In this regard, the Board considered the
Fund’s fee structure, asset size, and expense cap arrangements. The Board noted the Adviser’s representation that the Fund could potentially benefit from economies of scale at higher asset levels but that, in light of the Fund’s current asset levels and because the Adviser was already waiving a portion of its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-upon expense cap, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that the advisory fee remained reasonable in light of the current information provided to the Board with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, other than its contractual advisory fees and the soft dollar benefits accrued from Fund brokerage commissions, the Adviser does not benefit in a material way from its relationship with the
Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 943-6786 and on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 943-6786 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2024
22
Federal Tax Status of Dividends Declared during the Fiscal Year
The Fund designates 99.96 % of its income dividend distributed as qualifying for the corporate dividends-received deduction
(DRD) and 99.96 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
October 1, 2023 through March 31, 2024.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
October 1, 2023
Ending
Account Value
March 31, 2024
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,262.78 $ 5.66 1.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.00 $ 5.05 1.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183) divided by 366 to reflect the half-year period.

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2024
23
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the
Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 943-6786.
(1)
Karen Shaw is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as
Treasurer of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee;
Chairman of the
Audit Committee
Since 2018 Independent consultant providing
interim CFO services, principally to
non-profit organizations, 2011-2017,
and since 2023; Chief Financial Officer,
Freedom House (a NGO advocating
political freedom and democracy)
2017-2021.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser) 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Karen Shaw
Born: 1972
Trustee Since 2023 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2024
24
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Zachary Tackett
Born: 1988
President; Principal Executive
Officer; Anti-Money Laundering
Compliance Officer; Identity Theft
Prevention Officer
President and Principal
Executive Officer since 2023;
Anti-Money Laundering
Compliance Officer and
Identity Theft Prevention
Officer since 2014
Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer Chief Compliance Officer
2008-2016 and 2021-current
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Lindsey Dorval
Born: 1981
Vice President; Secretary Since 2023 Counsel, Apex Fund Services since 2020.

FOR MORE INFORMATION
Investment Adviser
Beck Mack + Oliver LLC
565 Fifth Ave, 19th Floor
New York, NY 10017
www.beckmack.com
Transfer Agent
Apex Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.acaglobal.com
Beck Mack + Oliver Partners Fund
P.O. Box 588
Portland, ME 04112
(800) 943-6786
www.beckmack.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
229-ANR-0324

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $27,600 in 2023 and $28,400 in 2024.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2023 and $0 in 2024.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $6,200 in 2023 and $6,400 in 2024. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2023 and $0 in 2024.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2023 and $0 in 2024. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith)

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	June 4, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	June 4, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	June 4, 2024